Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases

Lessee

AltaGas has operating and finance leases for office space, office equipment, field equipment, rail cars, vehicles, power and gas facilities, transmission and distribution assets, and land.

The components of lease expense were as follows:

Year Ended December 31, 2019
Operating lease cost (includes variable lease payments)	$29.2
Finance lease cost
Amortization of right-of-use assets	$3.4
Interest on lease liabilities	0.3
Total finance lease cost	$3.7
Total lease cost	$32.9

Supplemental cash flow information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(0.3)
Operating cash flows from operating leases	$(20.6)
Financing cash flows from finance leases (a)	$(3.7)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$50.4
Finance leases	$5.4

(a)	Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

Supplemental balance sheet information related to leases was as follows:

As at	December 31, 2019
Operating Leases
Operating lease right-of-use assets
Long-term	$169.8
Included in assets held for sale (note 5)	0.4
Total operating lease right-of-use assets	$170.2

Operating lease liabilities
Current	$(27.3)
Long-term	(153.4)
Included in liabilities associated with assets held for sale (note 5)	(0.4)
Total operating lease liabilities	$(181.1)

Finance Leases
Property and equipment, gross	$13.2
Accumulated depreciation	(3.3)
Property and equipment, net	$9.9

Current portion of long-term debt	$(3.5)
Long-term debt	(6.4)
Total finance lease liabilities	$(9.9)

As at	December 31, 2019
Weighted average remaining lease term (years)
Operating leases	10.9
Finance leases	5.2
Weighted average discount rate (%)
Operating leases	3.51
Finance leases	3.68

Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2020	$27.8	$3.5
2021	27.1	2.9
2022	26.5	2.0
2023	24.5	1.1
2024	20.1	0.4
Thereafter	100.1	2.0
Total lease payments	226.1	11.9
Less: imputed interest	(45.0)	(2.0)
Total	$181.1	$9.9

As of December 31, 2019, AltaGas has additional operating leases, primarily for rail cars, that have not yet commenced of $4.8 million. These operating leases will commence in 2020 with lease terms of up to 6 years.

Lessor

Certain of AltaGas’ revenues are obtained through power purchase agreements or take-or-pay contracts whereby AltaGas is the lessor in these operating lease arrangements. Minimum lease payments received are amortized over the term of the lease. Contingent rentals are recorded when the condition that created the present obligation to make such payments occurs such as when actual electricity is generated and delivered.

Maturity analysis of lease receivables was as follows:

Operating Leases
2020	$118.3
2021	115.4
2022	115.6
2023	115.9
2024	47.8
Thereafter	477.5
Total	$990.5

The carrying value of property, plant, and equipment associated with these leases was approximately $0.5 billion as at December 31, 2019.

AltaGas manages its risk associated with the residual value of its leased assets through strategically constructing leased facilities in key commercial regions and retaining the ability to sell commodities and ancillary services via the merchant market or through commodity sales agreements.

Leases
Leases

Lessee

AltaGas has operating and finance leases for office space, office equipment, field equipment, rail cars, vehicles, power and gas facilities, transmission and distribution assets, and land.

The components of lease expense were as follows:

Year Ended December 31, 2019
Operating lease cost (includes variable lease payments)	$29.2
Finance lease cost
Amortization of right-of-use assets	$3.4
Interest on lease liabilities	0.3
Total finance lease cost	$3.7
Total lease cost	$32.9

Supplemental cash flow information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(0.3)
Operating cash flows from operating leases	$(20.6)
Financing cash flows from finance leases (a)	$(3.7)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$50.4
Finance leases	$5.4

(a)	Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

Supplemental balance sheet information related to leases was as follows:

As at	December 31, 2019
Operating Leases
Operating lease right-of-use assets
Long-term	$169.8
Included in assets held for sale (note 5)	0.4
Total operating lease right-of-use assets	$170.2

Operating lease liabilities
Current	$(27.3)
Long-term	(153.4)
Included in liabilities associated with assets held for sale (note 5)	(0.4)
Total operating lease liabilities	$(181.1)

Finance Leases
Property and equipment, gross	$13.2
Accumulated depreciation	(3.3)
Property and equipment, net	$9.9

Current portion of long-term debt	$(3.5)
Long-term debt	(6.4)
Total finance lease liabilities	$(9.9)

As at	December 31, 2019
Weighted average remaining lease term (years)
Operating leases	10.9
Finance leases	5.2
Weighted average discount rate (%)
Operating leases	3.51
Finance leases	3.68

Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2020	$27.8	$3.5
2021	27.1	2.9
2022	26.5	2.0
2023	24.5	1.1
2024	20.1	0.4
Thereafter	100.1	2.0
Total lease payments	226.1	11.9
Less: imputed interest	(45.0)	(2.0)
Total	$181.1	$9.9

As of December 31, 2019, AltaGas has additional operating leases, primarily for rail cars, that have not yet commenced of $4.8 million. These operating leases will commence in 2020 with lease terms of up to 6 years.

Lessor

Certain of AltaGas’ revenues are obtained through power purchase agreements or take-or-pay contracts whereby AltaGas is the lessor in these operating lease arrangements. Minimum lease payments received are amortized over the term of the lease. Contingent rentals are recorded when the condition that created the present obligation to make such payments occurs such as when actual electricity is generated and delivered.

Maturity analysis of lease receivables was as follows:

Operating Leases
2020	$118.3
2021	115.4
2022	115.6
2023	115.9
2024	47.8
Thereafter	477.5
Total	$990.5

The carrying value of property, plant, and equipment associated with these leases was approximately $0.5 billion as at December 31, 2019.

AltaGas manages its risk associated with the residual value of its leased assets through strategically constructing leased facilities in key commercial regions and retaining the ability to sell commodities and ancillary services via the merchant market or through commodity sales agreements.

Leases
Leases

Lessee

AltaGas has operating and finance leases for office space, office equipment, field equipment, rail cars, vehicles, power and gas facilities, transmission and distribution assets, and land.

The components of lease expense were as follows:

Year Ended December 31, 2019
Operating lease cost (includes variable lease payments)	$29.2
Finance lease cost
Amortization of right-of-use assets	$3.4
Interest on lease liabilities	0.3
Total finance lease cost	$3.7
Total lease cost	$32.9

Supplemental cash flow information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(0.3)
Operating cash flows from operating leases	$(20.6)
Financing cash flows from finance leases (a)	$(3.7)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$50.4
Finance leases	$5.4

(a)	Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

Supplemental balance sheet information related to leases was as follows:

As at	December 31, 2019
Operating Leases
Operating lease right-of-use assets
Long-term	$169.8
Included in assets held for sale (note 5)	0.4
Total operating lease right-of-use assets	$170.2

Operating lease liabilities
Current	$(27.3)
Long-term	(153.4)
Included in liabilities associated with assets held for sale (note 5)	(0.4)
Total operating lease liabilities	$(181.1)

Finance Leases
Property and equipment, gross	$13.2
Accumulated depreciation	(3.3)
Property and equipment, net	$9.9

Current portion of long-term debt	$(3.5)
Long-term debt	(6.4)
Total finance lease liabilities	$(9.9)

As at	December 31, 2019
Weighted average remaining lease term (years)
Operating leases	10.9
Finance leases	5.2
Weighted average discount rate (%)
Operating leases	3.51
Finance leases	3.68

Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2020	$27.8	$3.5
2021	27.1	2.9
2022	26.5	2.0
2023	24.5	1.1
2024	20.1	0.4
Thereafter	100.1	2.0
Total lease payments	226.1	11.9
Less: imputed interest	(45.0)	(2.0)
Total	$181.1	$9.9

As of December 31, 2019, AltaGas has additional operating leases, primarily for rail cars, that have not yet commenced of $4.8 million. These operating leases will commence in 2020 with lease terms of up to 6 years.

Lessor

Certain of AltaGas’ revenues are obtained through power purchase agreements or take-or-pay contracts whereby AltaGas is the lessor in these operating lease arrangements. Minimum lease payments received are amortized over the term of the lease. Contingent rentals are recorded when the condition that created the present obligation to make such payments occurs such as when actual electricity is generated and delivered.

Maturity analysis of lease receivables was as follows:

Operating Leases
2020	$118.3
2021	115.4
2022	115.6
2023	115.9
2024	47.8
Thereafter	477.5
Total	$990.5

The carrying value of property, plant, and equipment associated with these leases was approximately $0.5 billion as at December 31, 2019.

AltaGas manages its risk associated with the residual value of its leased assets through strategically constructing leased facilities in key commercial regions and retaining the ability to sell commodities and ancillary services via the merchant market or through commodity sales agreements.